INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY	NOTE 6 - INVENTORY
	December 31, 2025	December 31, 2024
Finished goods	461	293
Raw materials	208	96
Work in progress	66	55
Total	735	444